UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2007

Legg Mason Partners Variable Investors Portfolio

Schedule of Investments (unaudited)	September 30, 2007

Shares	Security	Value

COMMON STOCKS — 98.1%
CONSUMER DISCRETIONARY — 15.7%
Hotels, Restaurants & Leisure — 2.5%
253,100	McDonald’s Corp.	$13,786,357

Media — 10.7%
191,600	EchoStar Communications Corp., Class A Shares *	8,968,796
76,265	Liberty Media Holding Corp., Capital Group, Series A Shares *	9,520,160
355,998	Liberty Media Holding Corp., Interactive Group, Series A Shares *	6,838,721
706,300	News Corp., Class B Shares	16,520,357
214,700	SES Global SA, FDR	5,046,844
657,200	Time Warner Inc.	12,066,192

	Total Media	58,961,070

Multiline Retail — 1.3%
108,300	Target Corp.	6,884,631

Specialty Retail — 1.2%
210,800	Home Depot Inc.	6,838,352

	TOTAL CONSUMER DISCRETIONARY	86,470,410

CONSUMER STAPLES — 7.4%
Food & Staples Retailing — 1.4%
180,700	Wal-Mart Stores Inc.	7,887,555

Food Products — 1.1%
181,746	Kraft Foods Inc., Class A Shares	6,272,055

Household Products — 1.9%
147,600	Kimberly-Clark Corp.	10,370,376

Tobacco — 3.0%
234,400	Altria Group Inc.	16,297,832

	TOTAL CONSUMER STAPLES	40,827,818

ENERGY — 7.8%
Energy Equipment & Services — 2.1%
151,700	GlobalSantaFe Corp.	11,532,234

Oil, Gas & Consumable Fuels — 5.7%
93,000	Royal Dutch Shell PLC, ADR, Class A Shares	7,642,740
60,862	Suncor Energy Inc.	5,770,326
227,400	Total SA, ADR	18,426,222

	Total Oil, Gas & Consumable Fuels	31,839,288

	TOTAL ENERGY	43,371,522

FINANCIALS — 28.6%
Capital Markets — 3.9%
147,830	Bank of New York Mellon Corp.	6,525,216
28,800	Goldman Sachs Group Inc.	6,242,112
119,300	Merrill Lynch & Co. Inc.	8,503,704

	Total Capital Markets	21,271,032

Commercial Banks — 3.3%
157,888	Wachovia Corp.	7,918,083
291,800	Wells Fargo & Co.	10,393,916

	Total Commercial Banks	18,311,999

Consumer Finance — 4.6%
253,700	American Express Co.	15,062,169
153,600	Capital One Financial Corp.	10,203,648

	Total Consumer Finance	25,265,817

Diversified Financial Services — 4.4%
221,300	Bank of America Corp.	11,124,751
See Notes to Schedule of Investments.

Legg Mason Partners Variable Investors Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Diversified Financial Services — 4.4% (continued)
283,500	JPMorgan Chase & Co.	$12,989,970

	Total Diversified Financial Services	24,114,721

Insurance — 10.5%
222,100	AFLAC Inc.	12,668,584
82,246	American International Group Inc.	5,563,942
173,000	Chubb Corp.	9,279,720
300,200	Loews Corp.	14,514,670
277,667	Marsh & McLennan Cos. Inc.	7,080,509
178,200	Travelers Cos. Inc.	8,970,588

	Total Insurance	58,078,013

Thrifts & Mortgage Finance — 1.9%
181,811	Freddie Mac	10,728,667

	TOTAL FINANCIALS	157,770,249

HEALTH CARE — 6.8%
Health Care Providers & Services — 3.7%
187,400	UnitedHealth Group Inc.	9,075,782
144,500	WellPoint Inc. *	11,403,940

	Total Health Care Providers & Services	20,479,722

Pharmaceuticals — 3.1%
167,000	Abbott Laboratories	8,954,540
152,600	Novartis AG, ADR	8,386,896

	Total Pharmaceuticals	17,341,436

	TOTAL HEALTH CARE	37,821,158

INDUSTRIALS — 13.2%
Aerospace & Defense — 5.9%
67,500	Boeing Co.	7,086,825
58,100	L-3 Communications Holdings Inc.	5,934,334
125,100	Raytheon Co.	7,983,882
142,900	United Technologies Corp.	11,500,592

	Total Aerospace & Defense	32,505,633

Commercial Services & Supplies — 1.1%
108,000	Avery Dennison Corp.	6,158,160

Industrial Conglomerates — 6.2%
505,500	General Electric Co.	20,927,700
211,400	Textron Inc.	13,151,194

	Total Industrial Conglomerates	34,078,894

	TOTAL INDUSTRIALS	72,742,687

INFORMATION TECHNOLOGY — 6.1%
Communications Equipment — 3.6%
291,200	Comverse Technology Inc. *	5,765,760
367,200	Nokia Oyj, ADR	13,927,896

	Total Communications Equipment	19,693,656

Computers & Peripherals — 1.4%
66,900	International Business Machines Corp.	7,880,820

Software — 1.1%
210,200	Microsoft Corp.	6,192,492

	TOTAL INFORMATION TECHNOLOGY	33,766,968

MATERIALS — 3.0%
Chemicals — 3.0%
86,200	Air Products & Chemicals Inc.	8,426,912
166,300	E.I. du Pont de Nemours & Co.	8,241,828

	TOTAL MATERIALS	16,668,740

See Notes to Schedule of Investments.

Legg Mason Partners Variable Investors Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

TELECOMMUNICATION SERVICES — 7.3%
Diversified Telecommunication Services — 5.3%
452,512	AT&T Inc.	$19,145,783
185,087	Embarq Corp.	10,290,837

	Total Diversified Telecommunication Services	29,436,620

Wireless Telecommunication Services — 2.0%
565,816	Sprint Nextel Corp.	10,750,504

	TOTAL TELECOMMUNICATION SERVICES	40,187,124

UTILITIES — 2.2%
Multi-Utilities — 2.2%
205,100	Sempra Energy	11,920,412

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $373,450,530)	541,547,088

Face Amount

SHORT-TERM INVESTMENT — 2.5%
Repurchase Agreement — 2.5%
$13,868,000	Interest in $282,678,000 joint tri-party repurchase agreement dated 9/28/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.750% due 10/1/07; Proceeds at maturity — $13,873,489; (Fully collateralized by various U.S. government agency obligations 0.000% to 9.375% due 7/15/15 to 1/15/30; Market value — $14,145,383) (Cost — $13,868,000)	13,868,000

	TOTAL INVESTMENTS — 100.6% (Cost — $387,318,530#)	555,415,088
	Liabilities in Excess of Other Assets — (0.6)%	(3,252,081)

	TOTAL NET ASSETS — 100.0%	$552,163,007

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipt FDR — Foreign Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Investors Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment series of Legg Mason Partners Variable Portfolios I, Inc., a Maryland corporation registered under the 1940 Act, as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pensions or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$172,691,960
Gross unrealized depreciation	(4,595,402)

Net unrealized appreciation	$168,096,558

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By

R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

R. Jay Gerken
Chief Executive Officer
Date: November 28, 2007

By

Kaprel Ozsolak
Chief Financial Officer
Date: November 28, 2007